Document and Entity Information	6 Months Ended
	Jun. 30, 2011	Aug. 13, 2011
Entity Registrant Name	FIRST OTTAWA BANCSHARES INC
Entity Central Index Key	0001099668
Document Type	10-Q
Document Period End Date	Jun 30, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		645,988
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2011

Condensed Consolidated Balance Sheets (Unaudited) (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010
Cash and due from banks	$ 12,054	$ 17,087
Interest-bearing time deposits in financial institutions	47,587	54,837
Securities available for sale	52,427	50,749
Loans held for sale	696	895
Loans, net of allowance for loan losses of $3,434 and $3,363	140,301	137,417
Premises and equipment, net	7,586	7,771
Goodwill	2,446	2,446
Core deposit intangible	288	361
Other real estate owned, net	3,233	3,005
Cash surrender value of life insurance	3,780	3,679
Accrued interest receivable and other assets	7,444	7,548
Total assets	277,842	285,795
Deposits
Noninterest-bearing demand	36,346	36,206
Interest-bearing demand	92,668	101,890
Money market savings	19,764	19,147
Savings	30,841	26,559
Certificates and other time deposits of $100,000 or more	31,978	31,523
Other certificates and time deposits	40,492	43,270
Total deposits	252,089	258,595
Borrowings		2,000
Other liabilities	2,257	2,233
Total liabilities	254,346	262,828
Commitments and contingencies
Shareholders' equity
Preferred stock, $1 par value authorized and unissued - 20,000 shares
Common stock - $1 par value, 1,000,000 shares authorized and 753,734 issued	754	754
Additional paid-in capital	4,789	4,736
Retained earnings	24,543	24,253
Treasury stock, at cost - 107,746 shares	(6,299)	(6,299)
Accumulated other comprehensive loss	(291)	(477)
Total shareholders' equity	23,496	22,967
Total liabilities and shareholders' equity	$ 277,842	$ 285,795

Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data	Jun. 30, 2011	Dec. 31, 2010
Allowance for loan losses	$ 3,434	$ 3,363
Preferred stock, par value	$ 1	$ 1
Preferred stock, shares authorized	20,000	20,000
Preferred stock, shares issued	0	0
Common stock, par value	$ 1	$ 1
Common stock, shares authorized	1,000,000	1,000,000
Common stock, shares issued	753,734	753,734

Condensed Consolidated Statements of Income (Unaudited) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Interest Income
Loans, including fees	$ 2,109,000	$ 2,185,000	$ 4,173,000	$ 4,382,000
Securities available for sale
Taxable	227,000	174,000	445,000	378,000
Exempt from federal income tax	109,000	183,000	222,000	381,000
Interest-bearing deposits with financial institutions	245,000	236,000	503,000	491,000
Other	7,000	9,000	16,000	15,000
Total interest and dividend income	2,697,000	2,787,000	5,359,000	5,647,000
Interest expense
Interest-bearing demand deposits	24,000	45,000	50,000	98,000
Money market savings accounts	6,000	14,000	12,000	28,000
Savings deposits	9,000	13,000	16,000	29,000
Time deposits	372,000	491,000	765,000	1,002,000
Borrowings		16,000	5,000	37,000
Total interest expense	411,000	579,000	848,000	1,194,000
NET INTEREST INCOME	2,286,000	2,208,000	4,511,000	4,453,000
Provision for loan losses	100,000	270,000	400,000	540,000
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES	2,186,000	1,938,000	4,111,000	3,913,000
Noninterest Income
Service fees	163,000	182,000	307,000	377,000
Trust and farm management fees	135,000	135,000	270,000	270,000
Mortgage servicing income, net	66,000	65,000	117,000	127,000
Net realized gains (losses) on available for sale securities	2,000	52,000	(8,000)	78,000
Other	156,000	171,000	338,000	352,000
Total noninterest income	522,000	605,000	1,024,000	1,204,000
Noninterest Expense
Salaries and employee benefits	1,196,000	1,166,000	2,360,000	2,320,000
Occupancy and equipment	300,000	304,000	611,000	610,000
Data processing	140,000	127,000	272,000	252,000
Insurance	139,000	177,000	277,000	348,000
Professional fees	154,000	151,000	266,000	276,000
Amortization of core deposit intangible	36,000	36,000	73,000	73,000
Other real estate owned, net	371,000	121,000	577,000	193,000
Other	213,000	366,000	456,000	589,000
Total noninterest expense	2,549,000	2,448,000	4,892,000	4,661,000
INCOME BEFORE INCOME TAXES	159,000	95,000	243,000	456,000
Income tax expense (benefit)		(43,000)	(47,000)	10,000
NET INCOME	$ 159,000	$ 138,000	$ 290,000	$ 446,000
Earnings per share - basic	$ 0.25	$ 0.21	$ 0.45	$ 0.69
Earnings per share - diluted	$ 0.25	$ 0.21	$ 0.45	$ 0.69
Dividends per share	$ 0	$ 0.54	$ 0	$ 0.54

Condensed Consolidated Statements of Shareholders' Equity (Unaudited) (USD $)	Common Stock	Additional Paid-In Capital	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive Income	Total
Balance, beginning at Dec. 31, 2009	$ 754,000	$ 4,603,000	$ 26,871,000	$ (6,299,000)	$ 49,000	$ 25,978,000
Net income			446,000			446,000
Unrealized net gain (loss) on securities available for sale, net of reclassifications and tax effects					(87,000)	(87,000)
Comprehensive income						359,000
Cash dividends declared			(349,000)			(349,000)
Stock options vested		64,000				64,000
Balance, ending at Jun. 30, 2010	754,000	4,667,000	26,968,000	(6,299,000)	(38,000)	26,052,000
Balance, beginning at Dec. 31, 2010	754,000	4,736,000	24,253,000	(6,299,000)	(477,000)	22,967,000
Net income			290,000			290,000
Unrealized net gain (loss) on securities available for sale, net of reclassifications and tax effects					186,000	186,000
Comprehensive income						476,000
Cash dividends declared
Stock options vested		53,000				53,000
Balance, ending at Jun. 30, 2011	$ 754,000	$ 4,789,000	$ 24,543,000	$ (6,299,000)	$ (291,000)	$ 23,496,000

Condensed Consolidated Statements of Shareholders' Equity (Parenthetical) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Cash dividends declared per share	$ 0	$ 0.54	$ 0	$ 0.54

Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 290,000	$ 446,000
Items not requiring (providing) cash
Provision for loan losses	400,000	540,000
Depreciation and amortization	284,000	275,000
Premium amortization on securities, net	281,000	177,000
Derivative valuation adjustment		3,000
Loans originated for sale	(6,052,000)	(6,884,000)
Proceeds from the sale of loans	6,392,000	6,481,000
Gains on sales of loans held for sale	(141,000)	(172,000)
(Gains) losses on sales of securities, net	8,000	(78,000)
Writedowns and loss on sales of other real estate owned	203,000	95,000
Stock options vested	53,000	64,000
Change in interest receivable and other assets	(93,000)	122,000
Change in interest payable and other liabilities	438,000	(140,000)
Net cash provided by operating activities	2,063,000	929,000
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of securities available for sale	422,000	2,247,000
Proceeds from maturities, calls, and paydowns of securities available for sale	3,193,000	18,091,000
Purchases of securities available for sale	(5,300,000)	(20,296,000)
Proceeds from maturities of interest-bearing time deposits	10,936,000	8,236,000
Purchases of interest-bearing time deposits	(3,686,000)	(8,018,000)
Net change in loans receivable	(4,621,000)	2,781,000
Proceeds from sales of other real estate owned	660,000	1,042,000
Net purchases of premises and equipment	(26,000)	(417,000)
Net cash provided by investing activities	1,578,000	3,666,000
CASH FLOWS FROM FINANCING ACTIVITIES
Net change in deposits	(6,506,000)	(9,753,000)
Repayment of borrowings	(2,000,000)	(2,000,000)
Dividends paid	(168,000)	(401,000)
Net cash used in financing activities	(8,674,000)	(12,154,000)
Net change in cash and cash equivalents	(5,033,000)	(7,559,000)
Cash and cash equivalents at beginning of period	17,087,000	17,921,000
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$ 12,054,000

BASIS OF PRESENTATION	6 Months Ended
Jun. 30, 2011
BASIS OF PRESENTATION

NOTE 1 – BASIS OF PRESENTATION

The accounting policies followed in the preparation of the interim condensed consolidated financial statements are consistent with those used in the preparation of annual consolidated financial statements. The interim condensed consolidated financial statements reflect all normal and recurring adjustments, which are necessary, in the opinion of management, for a fair statement of results for the interim periods presented. Results for the six months ended June 30, 2011 are not necessarily indicative of the results that may be expected for the year ended December 31, 2011.

The accompanying unaudited condensed consolidated financial statements of First Ottawa Bancshares, Inc. (the Company) have been prepared in accordance with accounting principles generally accepted in the United States of America for the interim financial period and with the instructions to Form 10-Q. Accordingly, they do not include all the information and footnotes required by generally accepted accounting principles for complete financial statements. These condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes included in the Company’s annual report on Form 10-K for 2010 filed with the Securities and Exchange Commission. The condensed consolidated balance sheet of the Company as of December 31, 2010 has been derived from the audited consolidated balance sheet as of that date.

The Company’s wholly-owned subsidiary, The First National Bank of Ottawa (the Bank), operates as a full service community bank. First Ottawa Financial Corporation, a wholly owned subsidiary of the Bank, sells insurance and investment products.

EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2011
EARNINGS PER SHARE

NOTE 2 – EARNINGS PER SHARE

The number of shares used to compute basic and diluted earnings per share were as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2011	2010	2011	2010

Net income (in thousands)	$159	$138	$290	$446
Weighted average shares outstanding	645,988	645,988	645,988	645,988
Effect of dilutive securities:
Stock options	—	2,827	—	2,231
Shares used to compute diluted earnings per share	645,988	648,815	645,988	648,219

Earnings per share (not stated in thousands):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2011	2010	2011	2010

Basic	$0.25	$0.21	$0.45	$0.69
Diluted	0.25	0.21	0.45	0.69

A total of 74,440 and 44,414 options for the three month periods ended June 30, 2011 and 2010, respectively, are not included in the above calculations as they are non-dilutive.

CAPITAL RATIOS	6 Months Ended
Jun. 30, 2011
CAPITAL RATIOS

NOTE 3 – CAPITAL RATIOS

At the dates indicated, capital ratios for the Company and the Bank were:

					To Be Well
					Capitalized
			Minimum		Under Prompt
			Capital		Corrective
	Actual		Requirement		Action Provisions
As of June 30, 2011	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Amounts in Thousands)
Total capital to risk weighted assets:
Consolidated	$22,437	13.3%	$13,516	8.0%	N/A	N/A
First National Bank of Ottawa	22,220	13.2	13,508	8.0	$16,885	10.0%

Tier I capital to risk weighted assets:
Consolidated	$20,310	12.0%	$6,758	4.0%	N/A	N/A
First National Bank of Ottawa	20,093	11.9	6,754	4.0	$10,131	6.0%

Tier I capital to average assets:
Consolidated	$20,310	7.3%	$11,144	4.0%	N/A	N/A
First National Bank of Ottawa	20,093	7.2	11,140	4.0	$13,925	5.0%

					To Be Well
					Capitalized
			Minimum		Under Prompt
			Capital		Corrective
	Actual		Requirement		Action Provisions
As of December 31, 2010	Amount	Ratio	Amount	Ratio	Amount	Ratio
			(Amounts in Thousands)
Total capital to risk weighted assets:
Consolidated	$22,269	12.7%	$14,054	8.0%	N/A	N/A
First National Bank of Ottawa	22,048	12.6	14,001	8.0	$17,502	10.0%

Tier I capital to risk weighted assets:
Consolidated	$20,067	11.4%	$7,027	4.0%	N/A	N/A
First National Bank of Ottawa	19,846	11.3	7,001	4.0	$10,501	6.0%

Tier I capital to average assets:
Consolidated	$20,067	6.6%	$12,176	4.0%	N/A	N/A
First National Bank of Ottawa	19,846	6.5	12,171	4.0	$15,214	5.0%

At the dates indicated, the Company and the Bank met the requirements to be categorized as “well capitalized” under general minimum regulatory requirements and management is not aware of any conditions or events since the most recent notification that would change the Company’s or Bank’s categories. In connection with the current economic environment and the Bank’s level of nonperforming assets, which is higher than historical levels, the Bank’s Board of Directors has resolved to maintain the Bank’s Tier 1 to average assets ratio at or above 7.25%.

DERIVATIVE FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2011
DERIVATIVE FINANCIAL INSTRUMENTS

NOTE 4 – DERIVATIVE FINANCIAL INSTRUMENTS

Fair value hedges are intended to reduce the interest rate risk associated with the underlying hedged item. Fair value hedges are considered to be highly effective and any hedge ineffectiveness was deemed not material. The Company uses a fair value hedge to fix future cash flows for interest payments on some of its floating rate certificates of deposit. In this regard, the Company has entered into an interest rate swap with the Broker Dealer Financial Services Corporation (BDFS) to fix the interest rate on a specific certificate of deposit product. At June 30, 2011, the Company had  $3.6 million of certificates of deposit, which mature in 2011 through 2016, on which it has prepaid BDFS for an interest rate swap and will receive an interest rate from BDFS based on the appreciation of the S&P 500 Index. This interest received from BDFS will be paid to the customer. The certificates of deposit have an embedded derivative which is a written call option. The assets and liabilities in this transaction are being netted in time deposits and the fair value adjustment recorded in other income.

SECURITIES AVAILABLE FOR SALE	6 Months Ended
Jun. 30, 2011
SECURITIES AVAILABLE FOR SALE
NOTE 5 – SECURITIES AVAILABLE FOR SALE

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
June 30, 2011
U. S. Treasury	$3,030	$20	$—	$3,050
Federal agencies	24,523	215	(18)	24,720
State and municipal	21,607	271	(468)	21,410
Corporate obligations	1,775	41	—	1,816
Mortgage–backed securities and collateralized mortgage obligations	1,328	89	—	1,417
Marketable equity securities	16	1	(3)	14

Total investment securities	$52,279	$637	$(489)	$52,427

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
December 31, 2010
U. S. Treasury	$3,564	$14	$—	$3,578
Federal agencies	25,693	174	(322)	25,545
State and municipal	18,087	275	(394)	17,968
Corporate obligations	1,807	24	—	1,831
Mortgage–backed securities and collateralized mortgage obligations	1,717	96	—	1,813
Marketable equity securities	15	2	(3)	14

Total investment securities	$50,833	$585	$(719)	$50,749

As of June 30, 2011 and December 31, 2010, the Company had approximately  $16.2 million and  $16.1 million respectively, invested in bonds issued by municipalities located within LaSalle County, Illinois.

Securities with an approximate carrying value of  $45.2 million and  $42.6 million were pledged at June 30, 2011 and December 31, 2010, respectively, to secure trust and public deposits, and for other purposes as required or permitted by law.

The amortized cost and fair value of contractual maturities of securities available for sale at June 30, 2011 were as follows. Securities not due at a single maturity date, primarily mortgage–backed and equity securities, are shown separately.

	Amortized	Fair
	Cost	Value

Within one year	$21,952	$22,034
One to five years	22,607	22,807
Five to ten years	3,336	3,386
After ten years	3,040	2,769
	50,935	50,996
Mortgage–backed securities and collateralized mortgage obligations	1,328	1,417
Marketable equity securities	16	14

Totals	$52,279	$52,427

Information regarding realized gains and losses on sales of securities available for sale for the six month period ended June 30, 2011 and 2010 follows:

	2011	2010

Gross gains	$2	$78
Gross losses	(10)	—
Tax expense (benefit)	(2)	27

Certain investments in debt and marketable equity securities are reported in the financial statements at an amount less than their historical cost. Total fair value of these investments at June 30, 2011 and December 31, 2010 was  $15.8 million and  $20.5 million, respectively, which was approximately 30.1% and 40.4% of the Company’s available for sale investment portfolio at those dates. These declines primarily resulted from market interest rates being greater than the coupon rates on the individual bonds.

Based on evaluation of available evidence, including recent changes in market interest rates, management believes the declines in fair value for these securities are temporary. Should the impairment of any of these securities become other-than-temporary, the cost basis of the investment will be reduced and the resulting loss recognized in net income in the period the other–than–temporary impairment is identified.

The following table shows our investments’ gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	Less than 12 Months		12 Months or More		Total
Description of	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Securities	Value	Losses	Value	Losses	Value	Losses

June 30, 2011
Federal agencies	$4,299	$(18)	$—	$—	$4,299	$(18)
State and municipal	11,288	(465)	199	(3)	11,487	(468)
Marketable equity securities	3	(3)	—	—	3	(3)

Total temporarily impaired securities	$15,590	$(486)	$199	$(3)	$15,789	$(489)

December 31, 2010
Federal agencies	$14,189	$(322)	$—	$—	$14,189	$(322)
State and municipal	6,018	$(389)	299	$(5)	6,317	$(394)
Marketable equity securities	2	(3)	—	—	2	(3)

Total temporarily impaired securities	$20,209	$(714)	$299	$(5)	$20,508	$(719)

LOANS AND THE ALLOWANCE FOR LOAN LOSSES	6 Months Ended
Jun. 30, 2011
LOANS AND THE ALLOWANCE FOR LOAN LOSSES
NOTE 6 – LOANS AND THE ALLOWANCE FOR LOAN LOSSES

Major classifications of loans as of June 30, 2011 and December 31, 2010 are summarized as follows:

	2011	2010
Commercial:
Real estate	$50,303	$41,970
Non-real estate	17,647	28,336
Construction and land development	8,630	10,388
Agricultural	29,107	26,982
Residential	35,707	30,669
Consumer	2,341	2,435

Total	$143,735	$140,780

At June 30, 2011 and December 31, 2010, respectively, the Company held  $50.3 million and  $42.0 million in commercial real estate and  $8.6 million and  $10.4 million in loans collateralized by construction and land development real estate, predominantly in the northern Illinois geographic area. Due to national, state and local economic conditions, values for commercial and development real estate have declined, and the market for these properties is depressed.

The following table presents the allowance for loan losses by portfolio segment as of June 30, 2011 and 2010.

		Commercial	Construction
	Commercial	Non-Real	and Land
	Real Estate	Estate	Development	Agricultural	Residential	Consumer	Unallocated	Total

	2011
Allowance for loan losses:
Balances, January 1	$1,515	$577	$633	$79	$497	$31	$31	$3,363
Provision for losses	247	(130)	(196)	7	132	(4)	344	400
Recoveries on loans	—	39	—	—	22	6	—	67
Loans charged off	(82)	(35)	(260)	—	(16)	(3)	—	(396)
Balances, June 30	$1,680	$451	$177	$86	$635	$30	$375	$3,434

	2010
Allowance for loan losses:
Balances, January 1	$906	$553	$380	$83	$310	$32	$70	$2,334
Provision for losses	77	(32)	223	18	194	(15)	75	540
Recoveries on loans	89	16	—	—	—	14	—	119
Loans charged off	(237)	(56)	(213)	(18)	(219)	(1)	—	(744)
Balances, June 30	$835	$481	$390	$83	$285	$30	$145	$2,249

The following table presents the recorded investment in loans and the related allowance for loan losses by portfolio segment and based on impairment method as of June 30, 2011.

		Commercial	Construction
	Commercial	Non-Real	and Land
	Real Estate	Estate	Development	Agricultural	Residential	Consumer	Unallocated	Total

Total loans:
Individually evaluated for impairment	$1,330	$1,029	$3,216	$360	$566	$—		$6,501
Collectively evaluated for impairment	48,973	16,618	5,414	28,747	35,141	2,341		137,234

Balances, June 30	$50,303	$17,647	$8,630	$29,107	$35,707	$2,341		$143,735

Allowance for loan losses:
Individually evaluated for impairment	$175	$109	$4	$—	$301	$—	$—	$589
Collectively evaluated for impairment	1,505	342	173	86	334	30	375	2,845

Balances, June 30	$1,680	$451	$177	$86	$635	$30	$375	$3,434

The following table presents the recorded investment in loans and the related allowance for loan losses by portfolio segment and based on impairment method as of December 31, 2010.

		Commercial	Construction
	Commercial	Non-Real	and Land
	Real Estate	Estate	Development	Agricultural	Residential	Consumer	Unallocated	Total

Total loans:
Individually evaluated for impairment	$2,147	$2,111	$4,003	$359	$286	$—		$8,906
Collectively evaluated for impairment	39,823	26,225	6,385	26,623	30,383	2,435		131,874

Balances, December 31	$41,970	$28,336	$10,388	$26,982	$30,669	$2,435		$140,780

Allowance for loan losses:
Individually evaluated for impairment	$48	$4	$377	$—	$97	$—	$—	$526
Collectively evaluated for impairment	1,467	573	256	79	400	31	31	2,837

Balances, December 31	$1,515	$577	$633	$79	$497	$31	$31	$3,363

The following table presents loans individually evaluated for impairment by class of loans as of June 30, 2011.

	Unpaid			Average	Interest
	Principal	Recorded	Related	Recorded	Income
	Balance	Investment	Allowance	Investment	Recognized

With an allowance recorded:
Commercial:
Real estate	$1,330	$1,330	$175	$1,330	$9
Non-real estate	1,079	1,029	109	1,029	9
Construction and land development	2,242	2,123	4	2,123	—
Agricultural	—	—	—	—	—
Residential	308	308	301	310	5
Consumer	—	—	—	—	—
Total	$4,959	$4,790	$589	$4,792	$23

With no related allowance:
Commercial:
Real estate	$—	$—	$—	$—	$—
Non-real estate	—	—	—	—	—
Construction and land development	3,159	1,093	—	1,264	—
Agricultural	580	360	—	360	—
Residential	258	258	—	258	4
Consumer	—	—	—	—	—
Total	$3,997	$1,711	$—	$1,882	$4

Total:
Commercial:
Real estate	$1,330	$1,330	$175	$1,330	$9
Non-real estate	1,079	1,029	109	1,029	9
Construction and land development	5,401	3,216	4	3,387	—
Agricultural	580	360	—	360	—
Residential	566	566	301	568	9
Consumer	—	—	—	—	—
Total	$8,956	$6,501	$589	$6,674	$27

The following table presents loans individually evaluated for impairment by class of loans as of December 31, 2010.

	Unpaid			Average	Interest
	Principal	Recorded	Related	Recorded	Income
	Balance	Investment	Allowance	Investment	Recognized

With an allowance recorded:
Commercial:
Real estate	$114	$114	$48	$53	$—
Non-real estate	1,905	1,905	4	404	2
Construction and land development	—	—	377	379	—
Agricultural	—	—	—	—	—
Residential	286	286	97	64	2
Consumer	—	—	—	—	—
Total	$2,305	$2,305	$526	$900	$4

With no related allowance:
Commercial:
Real estate	$3,631	$2,033	$—	$1,278	$6
Non-real estate	206	206	—	129	—
Construction and land development	6,032	4,003	—	3,321	—
Agricultural	579	359	—	72	—
Residential	—	—	—	65	—
Consumer	—	—	—	—	—
Total	$10,448	$6,601	$—	$4,865	$6

Total:
Commercial:
Real estate	$3,745	$2,147	$48	$1,331	$6
Non-real estate	2,111	2,111	4	533	2
Construction and land development	6,032	4,003	377	3,700	—
Agricultural	579	359	—	72	—
Residential	286	286	97	129	2
Consumer	—	—	—	—	—
Total	$12,753	$8,906	$526	$5,765	$10

The following table presents the recorded investment in loans by class based on current payment and accrual status as of June 30, 2011 and December 31, 2010:

							Loans Past
	30-59	60-89	Greater	Total			Due Greater
	Days	Days	than 90	Past		Total	than 90 Days,	Loans on
	Past Due	Past Due	Days	Due	Current	Loans	Still Accruing	Nonaccrual

	June 30, 2011

Commercial:
Real estate	$96	$1,456	$1,492	$3,044	$47,258	$50,303	$360	$1,132
Non-real estate	47	—	932	979	16,668	17,647	—	932
Construction and land development	—	—	3,216	3,216	5,414	8,630	—	3,216
Agricultural	—	—	838	838	28,270	29,107	478	360
Residential	868	53	734	1,655	34,052	35,707	191	543
Consumer	14	—	22	36	2,305	2,341	22	—

Total	$1,025	$1,509	$7,234	$10,406	$133,967	$143,735	$1,051	$6,183

	December 31, 2010

Commercial:
Real estate	$872	$—	$1,717	$2,589	$39,381	$41,970	$143	$1,854
Non-real estate	248	—	2,058	2,306	26,030	28,336	—	2,107
Construction and land development	—	—	4,363	4,363	6,025	10,388	—	4,363
Agricultural	—	—	204	204	26,778	26,982	204	—
Residential	580	313	169	1,062	29,607	30,669	169	—
Consumer	5	—	—	5	2,430	2,435	—	—

Total	$1,705	$313	$8,511	$10,529	$130,251	$140,780	$516	$8,324

The Company utilizes an internal asset classification system as a means of reporting loans based on credit quality as follows:

Excellent – Grade 1: Loans secured by liquid collateral or other cash equivalents or backed by the full faith and credit of the United States Government or an agency thereof.

Good – Grade 2: Loans to businesses with strong financial statements and at least three consecutive years of profits. Loans secured by publicly traded marketable securities where there is no impediment to liquidation.

Satisfactory – Grade 3: Loans supported by financial statements that indicate average risk. Loan has exhibited two or more years of satisfactory repayment with a reasonable reduction of principal.

Satisfactory/Monitored – Grade 4: Considered to be of acceptable credit quality so long as the loan is given the proper level of management supervision.

Special Mention – Grade 5: Loans that possess some credit deficiency or potential weakness that deserve close attention.

Substandard – Grade 6: Loans that possess a defined credit weakness. The likelihood that the loan will be paid from the primary source of repayment is uncertain.

Doubtful – Grade 7: Credit weaknesses make full collection of principal highly improbable. Primary source of repayment is gone and there is considerable doubt as to the quality of the secondary source of repayment.

Loss – Grade 8: Loans are considered uncollectible and of such little value that continuing to carry them as assets is not feasible.

The Company categorizes homogenous loans (residential and consumer) possessing similar risk and loss characteristics into performing or nonperforming categories based on relevant information about the ability of the borrowers to service their debt. Such ability is determined based on the borrower’s current payment status. Performing loans are less than 90 days past due on payments owed to the Company. Nonperforming loans are loans greater than or equal to 90 days past due and still accruing interest, loans on nonaccrual, and/or loans considered to be troubled debt restructurings that are not performing under the modified terms of the loan agreement. The following table presents total loans by class based on their assigned classifications determined by management as of June 30, 2011 and December 31, 2010.

		Commercial	Construction
	Commercial	Non-Real	and Land
	Real Estate	Estate	Development	Agricultural	Residential	Consumer	Total

	June 30, 2011

Satisfactory	$5,654	$1,091	$273	$1,690	$—	$—	$8,708
Satisfactory/Monitored	40,942	13,048	2,108	24,568	—	—	80,666
Special Mention	1,521	1,816	1,945	302	—	—	5,584
Substandard	2,186	1,692	4,304	2,547	—	—	10,729
Performing	—	—	—	—	34,973	2,319	37,292
Nonperforming	—	—	—	—	734	22	756

Total	$50,303	$17,647	$8,630	$29,107	$35,707	$2,341	$143,735

	December 31, 2010

Satisfactory	$6,452	$1,263	$448	$1,233	$—	$—	$9,396
Satisfactory/Monitored	31,035	21,124	2,018	25,215	—	—	79,392
Special Mention	1,575	2,201	1,772	—	—	—	5,548
Substandard	2,908	3,371	6,150	534	—	—	12,963
Doubtful	—	377	—	—	—	—	377
Performing	—	—	—	—	30,500	2,435	32,935
Nonperforming	—	—	—	—	169	—	169

Total	$41,970	$28,336	$10,388	$26,982	$30,669	$2,435	$140,780

Troubled Debt Restructurings

As of June 30, 2011 and December 31, 2010, the Company had one loan (residential) considered to be a troubled debt restructuring. The recorded investment outstanding pre-modification was  $258,000, and was the same amount as of June 30, 2011. This loan was not performing as of June 30, 2011, but was performing as of December 31, 2010. The Company has no troubled debt restructurings that subsequently defaulted.

DISCLOSURES ABOUT FAIR VALUE OF ASSETS AND LIABILITIES	6 Months Ended
Jun. 30, 2011
DISCLOSURES ABOUT FAIR VALUE OF ASSETS AND LIABILITIES
NOTE 7 – DISCLOSURES ABOUT FAIR VALUE OF ASSETS AND LIABILITIES

FASB Accounting Standards Codification (ASC) Topic 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Topic 820 also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1	Quoted prices in active markets for identical assets or liabilities

Level 2
Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in active markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities

Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities

Following is a description of the valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy.

Securities Available for Sale

Where quoted market prices are available in an active market, securities are classified within Level 1 of the valuation hierarchy. Level 1 securities include exchange traded equities. If quoted market prices are not available, then fair values are estimated by using pricing models, quoted prices of securities with similar characteristics or discounted cash flows. Level 2 securities include certain collateralized mortgage and debt obligations, government agency bonds and certain municipal securities, and corporate obligations. Third party vendors compile prices from various sources and may apply such techniques as matrix pricing to determine the value of identical or similar investment securities (Level 2). Matrix pricing is a mathematical technique widely used in the banking industry to value investment securities without relying exclusively on quoted prices for specific investment securities but rather relying on the investment securities’ relationship to other benchmark quoted investment securities. In certain cases where Level 1 or Level 2 inputs are not available, securities are classified within Level 3 of the hierarchy. The Company currently holds no Level 3 securities.

Interest Rate Swap Agreements

The fair value is estimated by a third party using inputs that are observable or that can be corroborated by observable market data (such as the S&P 500 index) and, therefore, are classified within Level 2 of the valuation hierarchy.

Impaired Loans

Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan agreement are considered impaired. Once a loan is identified as individually impaired, management measures impairment in accordance with GAAP. The fair value of impaired loans is estimated using one of several methods, including collateral value, market value of similar debt, enterprise value, liquidation value, and discounted cash flows. Those impaired loans not requiring an allowance represent loans for which the fair value of the expected repayments or collateral exceed the recorded investments in such loans. In accordance with GAAP, impaired loans where an allowance is established based on the fair value of collateral require classification in the fair value hierarchy. Collateral values are estimated using Level 3 inputs based on customized discounting criteria.

The following table presents the fair value measurements of assets and liabilities recognized in the accompanying balance sheet measured at fair value on a recurring and non-recurring basis and the level within the FASB ASC fair value hierarchy in which the fair value measurements fall at June 30, 2011:

		Fair Value Measurements Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
		Identical Assets	Observable Inputs	Inputs
	Fair Value	(Level 1)	(Level 2)	(Level 3)
Recurring basis:
Assets:
Available for sale securities:
U.S. Treasuries	$3,050	$—	$3,050	$—
Federal agencies	24,720	—	24,720	—
State and municipals	21,410	—	21,410	—
Mortgage–backed securities and collateralized mortgage obligations	1,417	—	1,417	—
Corporate obligations	1,816	—	1,816	—
Equities	14	14	—	—
Interest rate swap agreements – customer CDs	1,147	—	1,147	—
Total assets	53,574	14	53,560	—

Liabilities:
Written call options-customer CDs	(1,147)	—	(1,147)	—

Nonrecurring basis:
Impaired loans	4,201	—	—	4,201

The following table presents the fair value measurements of assets and liabilities recognized in the accompanying balance sheet measured at fair value on a recurring and non-recurring basis and the level within the FASB ASC fair value hierarchy in which the fair value measurements fall at December 31, 2010:

		Fair Value Measurements Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
		Identical Assets	Observable Inputs	Inputs
	Fair Value	(Level 1)	(Level 2)	(Level 3)
Recurring basis:
Assets:
Available for sale securities:
U.S. Treasuries	$3,578	$—	$3,578	$—
Federal agencies	25,545	—	25,545	—
State and municipals	17,968	—	17,968	—
Mortgage–backed securities and collateralized mortgage obligations	1,813	—	1,813	—
Corporate obligations	1,831	—	1,831	—
Equities	14	14	—	—
Interest rate swap agreements – customer CDs	1,093	—	1,093	—
Total assets	51,842	14	51,828	—

Liabilities:
Written call options – customer CDs	(1,093)	—	(1,093)	—

Nonrecurring basis:
Impaired loans	1,779	—	—	1,779

Certain financial assets and financial liabilities are measured at fair value on a nonrecurring basis; that is, the instruments are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment). Financial assets and financial liabilities, excluding impaired loans, measured at fair value on a nonrecurring basis were not significant at June 30, 2011 and December 31, 2010.

Nonfinancial assets and nonfinancial liabilities measured at fair value on a recurring basis include other real estate owned (upon initial recognition or subsequent impairment) and reporting units measured at fair value in the first step of a goodwill impairment test. At June 30, 2011 and December 31, 2010, other real estate owned measured at fair value was  $3.2 million and  $3.0 million, respectively, using a combination of observable inputs, including recent appraisals and unobservable inputs based on customized discounting criteria. Due to the significance of the unobservable inputs, all other real estate owned values have been classified as Level 3. Goodwill was evaluated for impairment at December 31, 2010. No impairment was identified.

The following methods and assumptions were used to estimate fair values for financial instruments carried on the balance sheet at other than fair value. The carrying amount is considered to estimate fair value for cash and cash equivalents, deposits with no stated maturity such as demand, NOW, money market and savings deposits, accrued interest receivable and payable, and variable rate loans or deposits. The fair value of loans held for sale are based on quoted market prices. For interest-bearing time deposits, fixed rate loans and deposits, or borrowings, the fair value is estimated by discounted cash flow analysis using current market rates for the estimated life and credit risk. The carrying amount of life insurance approximates fair value as it reflects the policies’ cash surrender values. The fair value of off–balance–sheet items is based on the fees or cost that would currently be charged to enter into or terminate such agreements and is not material.

The carrying values and estimated fair values of the Company’s financial instruments as of June 30, 2011 and December 31, 2010 were as follows:

	June 30,		December 31,
	2011		2010
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Assets
Cash and due from banks	$12,054	$12,054	$17,087	$17,087
Interest-bearing time deposits in financial institutions	47,587	48,451	54,837	55,805
Securities available for sale	52,427	52,427	50,749	50,749
Loans held for sale	696	696	895	895
Loans, net	140,301	140,720	137,417	136,121
Cash surrender value of life insurance	3,780	3,780	3,679	3,679
Accrued interest receivable	1,639	1,639	1,397	1,397

Liabilities
Deposits with no stated maturities	179,619	179,619	183,802	183,802
Time deposits	72,470	73,544	74,793	76,499
Borrowings	—	—	2,000	2,005
Accrued interest payable	286	286	332	332

RECLASSIFICATIONS	6 Months Ended
Jun. 30, 2011
RECLASSIFICATIONS

NOTE 8 – RECLASSIFICATIONS

Certain reclassifications have been made to the December 31, 2010 and June 30, 2010 condensed consolidated financial statements in order to conform to the June 30, 2011 condensed consolidated financial statement presentation. These reclassifications had no effect on net income.

SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2011
SUBSEQUENT EVENTS	NOTE 9 – SUBSEQUENT EVENTS Subsequent events have been evaluated through August 12, 2011, which is the date the financial statements were issued.

NEW ACCOUNTING PRONOUNCEMENTS	6 Months Ended
Jun. 30, 2011
NEW ACCOUNTING PRONOUNCEMENTS

NOTE 10 – NEW ACCOUNTING PRONOUNCEMENTS

ASC Topic 310 “Receivables.” New authoritative accounting guidance under ASC Topic 310, “Receivables,” amended prior guidance to provide a greater level of disaggregated information about the credit quality of loans and leases and the Allowance for Loan and Lease Losses (the “allowance”). The new authoritative guidance also requires additional disclosures related to credit quality indicators, past due information, and information related to loans modified in a troubled debt restructuring. The new authoritative guidance amends only the disclosure requirements for loans and leases and the allowance. The Company adopted the period end disclosure provisions of the new authoritative guidance under ASC Topic 310 in the reporting period ending December 31, 2010. Adoption of the new guidance did not have a material impact on the Company’s financial position or results of operations. The Company adopted the disclosure provisions of the new authoritative guidance about activity that occurs during a reporting period on January 1, 2011; the adoption did not have a material impact on the Company’s financial position or results of operations. The disclosures related to loans modified in a troubled debt restructuring are effective for the reporting periods beginning after June 15, 2011; the adoption is not expected to have a material impact on the Company’s financial position or results of operations.

ASC Topic 310 “Receivables,” Subtopic 310-40 “Troubled Debt Restructurings by Creditors.” New authoritative accounting guidance under Subtopic 310-40, “Receivables — Troubled Debt Restructurings by Creditors” amended prior guidance to provide assistance in determining whether a modification of the terms of a receivable meets the definition of a troubled debt restructuring. The new authoritative guidance provides clarification for evaluating whether a concession has been granted and whether a debtor is experiencing financial difficulties. The new authoritative guidance is effective for the reporting periods beginning after June 15, 2011 and will be applied retrospectively to restructurings occurring on or after the beginning of the fiscal year of adoption. Adoption of the new guidance is not expected to have a material impact on the Company’s financial position or results of operations.